Prepaid expense and other current assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Prepaid Expense And Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	June 30, 2022	December 31, 2021

Prepaid consulting	$461,820	$930,893
Insurance	1,094	987
Prepaid costs	67,596	27,427
Total	$530,510	$959,307

Prepaid expenses and other current assets consist of the following:

	December 31, 2021	December 31, 2020

Prepaid consulting	$930,893	$76,663
Insurance	987	665
Prepaid costs	27,427	-
Total	$959,307	$77,328